CASH AND CASH EQUIVALENTS	9 Months Ended
Sep. 30, 2021
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS
Cash and cash equivalents consisted of the following items:

	September 30, 2021	December 31, 2020

Cash at banks and on hand	779	694
Short-term deposits with original maturity of less than three months*	719	975
Cash and cash equivalents	1,498	1,669

Less overdrafts	(30)	(8)

Cash and cash equivalents, net of overdrafts (as presented in the consolidated statement of cash flows)**	1,468	1,661
* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 14 for further details.
** Cash and cash equivalents include an amount of US$86 relating to banking operations in Pakistan.
As of September 30, 2021 and December 31, 2020, there were no restricted cash and cash equivalent balances. Cash balances as of September 30, 2021 include investments in money market funds of US$561 (December 31, 2020: US$543).
As of September 30, 2021, some bank accounts forming part of a cash pooling program and being an integral part of the Company’s cash management remained overdrawn by US$30 (2020:US$8). Even though the total balance of the cash pool remained positive, the Company has no legally enforceable right-of-offset and therefore the overdrawn accounts are presented as financial liabilities within the statement of financial position. At the same time, because the overdrawn accounts are an integral part of the Company’s cash management, they were included as cash and cash equivalents within the statement of cash flows.